Document And Entity Information	12 Months Ended
Dec. 31, 2024
Document Information Line Items
Entity Central Index Key	0001970622
Document Type	POS AM
Entity Registrant Name	USA RARE EARTH, INC.
Entity Incorporation, State or Country Code	DE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Post-Effective Amendment No. 2 (this “Amendment”) to Registration Statement No. 333-283181, dated February 13, 2025 (the “Registration Statement”), is being filed by USA Rare Earth, Inc., a Delaware corporation (“New USARE”), as the successor to Inflection Point Acquisition Corp. II, a Cayman Islands exempted company (“Inflection Point”), and by USA Rare Earth, LLC, a Delaware limited liability company and direct wholly owned subsidiary of New USARE (“USARE OpCo”), (i) pursuant to Rule 414(d) under the Securities Act of 1933 (the “Securities Act”), (ii) to set forth additional information to reflect the Domestication (as defined below) and other material changes made in connection with or resulting from the succession, the closing of the Business Combination (as defined below) and as necessary to keep the Registration Statement from being misleading in any material respect, and (iii) to provide financial statements and related notes of Inflection Point in inline XBRL (eXtensible Business Reporting Language) format.On March 10, 2025, as contemplated by the Business Combination Agreement and described in the section titled “The Business Combination Proposal” of the final prospectus and definitive proxy statement of Inflection Point, dated February 14, 2025 (the “Proxy Statement/Prospectus”) and filed with the U.S. Securities and Exchange Commission (the “SEC”) on February 18, 2025, Inflection Point filed a notice of deregistration with the Cayman Islands Registrar of Companies, together with the necessary accompanying documents, and filed a certificate of incorporation (the “Certificate of Incorporation”) and a certificate of corporate domestication with the Secretary of State of the State of Delaware, pursuant to which Inflection Point was domesticated and continues as a Delaware corporation, changing its name to “USA Rare Earth, Inc.” (the “Domestication”).New USARE expressly adopts the Registration Statement, as modified by this Amendment, as its own registration statement for all purposes of the Securities Act and the Securities Exchange Act of 1934 (the “Exchange Act”). For the purposes of this Amendment and the Registration Statement, references to the “Company,” “the “Registrant,” “we,” “our,” “us” and similar terms mean, as of any time prior to the Domestication, Inflection Point and, as of any time after the Domestication, New USARE.Immediately prior to the Domestication, each of the then issued and outstanding Class B ordinary shares of Inflection Point, par value $0.0001 per share (each, a “Cayman Class B Share”), converted automatically, on a one-for-one basis, into a Class A ordinary share of Inflection Point, par value $0.0001 per share (each, a “Cayman Class A Share”). As a result of and upon the effective time of the Domestication, among other things, (1) each of the then issued and outstanding Cayman Class A Shares automatically converted, on a one-for-one basis, into a share of common stock, par value $0.0001 per share, of New USARE (the “New USARE Common Stock”); (2) each of the then issued and outstanding warrants representing the right to purchase one Cayman Class A Share automatically converted into a warrant to acquire one share of New USARE Common Stock pursuant to the related warrant agreement (each warrant, an “New USARE Warrant”); and (3) each of the then issued and outstanding units of Inflection Point were canceled and each holder thereof was entitled to one share of New USARE Common Stock and one-half of one New USARE Warrant per unit.Trading of New USARE Common Stock and New USARE Warrants began on The Nasdaq Stock Market LLC (“Nasdaq”) on March 14, 2025, under the new ticker symbol “USAR” for the common stock and “USARW” for the warrants. Prior to the Domestication, the Inflection Point Class A ordinary shares, the Inflection Point units and the Inflection Point warrants traded under the ticker symbols “IPXX”, “IPXXU” and “IPXXW”, respectively, on Nasdaq. Upon effectiveness of the Domestication, the CUSIP numbers relating to the New USARE Common Stock and the New USARE Warrants changed to 91733P 107 and 91733P 115, respectively.The rights of holders of New USARE Common Stock are now governed by its Delaware certificate of incorporation, its Delaware by-laws and the General Corporation Law of the State of Delaware (the “DGCL”), each of which is described in the Proxy Statement/Prospectus. The Proxy Statement/Prospectus forms part of the Registration Statement.This Amendment sets forth additional information to reflect the Domestication and other material changes made in connection with or resulting from the succession, the closing of the business combination (the “Business Combination”) contemplated by that certain business combination agreement, dated as of August 21, 2024 (as amended on November 12, 2024 and January 30, 2025, the “Business Combination Agreement”), by and among Inflection Point, USARE OpCo and IPXX Merger Sub, LLC, a Delaware limited liability company, and to keep the Registration Statement from being misleading in any material respect. All documents filed by the Company under Sections 13(a), 13(c), 14 or 15(d) of the Exchange Act before the effective date of the Domestication will not reflect the change in our name, jurisdiction of incorporation or capital structure. On March 19, 2025, the Company filed a Current Report on Form 8-K (File No. 001-41711) disclosing the closing of the Business Combination and certain related transactions. Set forth below is the following additional information:1. the unaudited pro forma condensed combined financial information of Inflection Point Acquisition Corp. II and USA Rare Earth, LLC, as of and for the year ended December 31, 2024;2. the Management’s Discussion and Analysis of Financial Condition and Results of Operations of USA Rare Earth, Inc. (f/k/a Inflection Point Acquisition Corp. II) as of December 31, 2024 and 2023 and for the year ended December 31, 2024 and the period from March 6, 2023 (Inception) through December 31, 2023;3. the Management’s Discussion and Analysis of Financial Condition and Results of Operations of USA Rare Earth, LLC as of December 31, 2024 and 2023 and for the years then ended;4. the audited financial statements of USA Rare Earth, Inc. (f/k/a Inflection Point Acquisition Corp. II) as of December 31, 2024 and 2023 and for the year ended December 31, 2024 and the period from March 6, 2023 (Inception) through December 31, 2023 then ended; and5. the audited financial statements of USA Rare Earth, LLC as of December 31, 2024 and 2023 and for the years then ended.The registration fees were paid at the time of filing of the Registration Statement. Because no additional securities are being registered, no further registration fee is required.
Amendment Flag	true